Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Shareholder's Equity [Line Items]
Disclosure of number and weighted average exercise prices of share options
The following table summarizes information about the stock options outstanding and exercisable:

	Year ended December 31, 2020		Year ended December 31, 2019
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Balance at beginning of the year	3,518,335	$3.26	3,130,000	$4.17

Granted during the yea r	-	-	1,090,000	1.30

Expired during the year	(980,000)	4.29	(600,000)	4.36
Forfeited during the year	(83,333)	2.17	(101,665)	3.48

Balance at end of the year	2,455,002	$2.89	3,518,335	$3.26

Options exercisable at the end of the year	1,711,669	$3.51	1,972,223	$4.32

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period
The fair value of the stock options granted have been estimated on the date of grant using the Black-Scholes option pricing model. The assumptions are presented below for options granted during the December 31, 2019 period. Expected volatility is calculated by reference to the weekly closing share price for a period that reflects the expected life of the options. The 1,090,000 stock options issued on December 27, 2019 vest 1/3 on December 27, 2020, 1/3 on December 27, 2021 and 1/3 on December 27, 2022.

December 31, 2019
Exercise price	$1.30
Expected volatility	43.33%
Expected option life	5 years
Contractual option life	5 years
Expected forfeiture	none
Expected option cancellation	none
Expected dividend yield	0%

Risk-free interest rate	1.64%

Disclosure of number and weighted average exercise prices of other equity instruments
The following table shows the RSU awards which have been granted and settled during the year:

	December 31, 2020		December 31, 2019
RSU	Number of units	Weighted average value grant date fair value	Number of units	Weighted average value grant date fair value

Balance at beginning of year	1,065,000	$1.31	368,997	$5.01

Awards and payouts during the year (net):

RSUs awarded	-	-	990,000	1.13

RSUs settled and common shares issued	(98,334)	2.79	(289,997)	5.35

RSUs forfeited	(103,333)	1.36	(4,000)	6.49

Balance at end of the year*	863,333	$1.13	1,065,000	$1.31
*As at December 31, 2020, 287,778 RSUs (2019, 16,667 RSUs) have vested and have not yet been settled.

Explanation of effect of share-based payments on entity's profit or loss
The share-based payments recognized as an expense for the year ended December 31, 2020 and 2019 are as follows:

	Year ended	Year ended

	December 31, 2020	December 31, 2019
Expense recognized in the year for share-based payments	$983	$789

Earnings per share
The following table sets forth the computation of basic and diluted loss per share:

	Year ended December 31, 2020	Year ended December 31, 2019
Numerator

Net loss for the year	$(263,429)	$(128,758)

Denominator

For basic - weighted average number of shares outstanding	210,406,658	210,134,192

Effect of dilutive securities	-	-

For diluted - adjusted weighted average number of shares outstanding	210,406,658	210,134,192

Loss Per Share
Basic	$(1.25)	$(0.61)
Diluted	$(1.25)	$(0.61)

Black scholes [Member]
Disclosure of Shareholder's Equity [Line Items]
Earnings per share
The following tables reflect the number of stock options outstanding, the weighted average of stock options outstanding, and the exercise price of stock options outstanding at December 31, 2020. The Black-Scholes values are measured at the grant date.

At December 31, 2020
Expiry Date	Black-Scholes Value	Number of Options	Number of Exercisable Options	Exercise Price

June 30, 2021	120	100,000	100,000	6.35

November 3, 2021	214	100,000	100,000	6.96

February 5, 2022	171	100,000	100,000	5.86

December 21, 2022	931	875,002	875,002	3.48

June 30, 2023	203	200,000	133,333	3.30

June 30, 2023	41	40,000	40,000	3.30

December 27, 2024	416	1,040,000	363,334	1.30

	$2,096	2,455,002	1,711,669	$2.89